Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

D 215.981.4659

F 866.422.2114

john.falco@troutman.com

May 26, 2021

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Karen Rossotto, Senior Counsel

Re:	StoneCastle Financial Corp. File No. 811-22853 1933 Act File No. 333-251349

Ladies and Gentlemen:

On behalf of StoneCastle Financial Corp. (the “Company”), transmitted herewith for filing is a pre-effective amendment No. 2 to the Company’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement also constitutes Amendment No. 19 to the Registration Statement under the Investment Company Act of 1940, as amended. The Amendment is being filed in response to oral comments received from the staff of the Commission to the prospectus and statement of additional information and to make other non-material changes.

The Company is a non-diversified, closed-end management investment company whose shares are listed on the NASDAQ Global Select Market under the trading or “ticker” symbol “BANX.”

The Registration Statement relates to the registration, under the 1933 Act, of the proposed offering by the Company of up to $150,000,000 of its common stock, par value $0.001 per share (“Common Stock”), preferred stock, subscription rights to one or more shares of Common Stock, or debt securities or through one or more offerings or series, together or separately, on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

A registration fee of $16,368 due with respect to the filing was paid on December 14, 2020.

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

U.S. Securities and Exchange Commission May 26, 2021 Page 2

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	John M. Ford, Esq. Mr. Sanjai Bhonsle Mr. Patrick Farrell